Commitments, contingencies and guarantees (Tables)	6 Months Ended
Sep. 30, 2023
Commitments, Contingencies and Guarantees [Abstract]
Commitments outstanding
The following table presents a summary of the key types of outstanding commitments provided by Nomura.

	Millions of yen
	March 31, 2023	September 30, 2023
Commitments to extend credit
Liquidity facilities to central clearing counterparties	¥1,623,897	¥1,337,173
Other commitments to extend credit	1,010,332	1,155,526

Total	¥2,634,229	¥2,492,699

Commitments to invest	¥21,994	¥22,523

Maturity schedule of commitments
As of September 30, 2023, these commitments had the following maturities:

	Millions of yen
		Years to Maturity
	Total contractual amount	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Commitments to extend credit
Liquidity facilities to central clearing counterparties	¥1,337,173	¥1,337,173	¥—	¥—	¥—
Other commitments to extend credit	1,155,526	231,492	391,580	386,341	146,113

Total	¥2,492,699	¥1,568,665	¥391,580	¥386,341	¥146,113

Commitments to invest	¥22,523	¥360	¥1,205	¥3,019	¥17,939

Information on derivative contracts and standby letters of credit and other guarantees
The following table presents information on Nomura’s derivative contracts that could meet the accounting definition of a guarantee and standby letters of credit and other guarantees.

	Millions of yen
	March 31, 2023		September 30, 2023
	Carrying value	Maximum Potential Payout/ Notional Total	Carrying value	Maximum Potential Payout/ Notional Total
Derivative contracts (1)(2)	¥8,983,145	¥514,420,432	¥11,667,361	¥612,279,656
Standby letters of credit and other guarantees (3)	—	1,544,159	—	2,330,104

(1)	Credit derivatives are disclosed in Note 3. “Derivative instruments and hedging activities” and are excluded from above.
(2)	Derivative contracts primarily consist of equity, interest rate and foreign exchange contracts.
(3)
Primarily related to a certain sponsored repo program where Nomura guarantees to a third party clearing house in relation to its clients’ payment obligations. Our credit exposures under this guarantee is minimized by obtaining collateral from clients at amount approximately the maximum potential payout under the guarantee.

Maturity information on derivative contracts and standby letters of credit and other guarantees
The following table presents maturity information on Nomura’s derivative contracts that could meet the accounting definition of a guarantee and standby letters of credit and other guarantees as of September 30, 2023.

	Millions of yen
	Carrying value	Maximum Potential Payout/Notional
		Total	Years to Maturity
			Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Derivative contracts	¥11,667,361	¥612,279,656	¥116,962,643	¥256,817,804	¥65,002,343	¥173,496,866
Standby letters of credit and other guarantees	—	2,330,104	2,290,331	16,408	18,191	5,174